Cover	12 Months Ended
Nov. 30, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	NOVAGOLD RESOURCES INC.
Entity Central Index Key	0001173420